Average balance sheet and interest rates	12 Months Ended
Sep. 30, 2021
Average balance sheet and interest rates
Average balance sheet and interest rates

Note 9. Average balance sheet and interest rates

The daily average balances of the Group’s interest earning assets and interest bearing liabilities are shown below along with their interest income or expense.

	2021			2020			2019
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	income	rate	balance	income	rate	balance	income	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Assets
Interest earning assets
Collateral paid:
Australia	10,748	7	0.1	13,555	56	0.4	8,428	152	1.8
New Zealand	372	-	-	373	3	0.8	364	7	1.9
Other overseas	1,108	9	0.8	1,804	16	0.9	2,031	42	2.1
Trading securities and financial assets measured at FVIS:
Australia	16,659	116	0.7	20,300	217	1.1	20,691	468	2.3
New Zealand	3,881	28	0.7	4,728	47	1.0	3,862	85	2.2
Other overseas	3,251	48	1.5	4,601	95	2.1	4,521	109	2.4
Investment securities:
Australia	81,665	1,104	1.4	71,402	1,347	1.9	56,875	1,691	3.0
New Zealand	4,492	74	1.6	3,921	96	2.4	3,850	130	3.4
Other overseas	1,552	22	1.4	2,858	78	2.7	3,062	98	3.2
Loans and other receivables1:
Australia	585,416	17,859	3.1	585,643	21,315	3.6	589,427	25,931	4.4
New Zealand	91,732	2,747	3.0	85,184	3,237	3.8	79,255	3,650	4.6
Other overseas	14,437	136	0.9	27,349	540	2.0	26,558	859	3.2
Assets held for sale:
Australia	1,583	28	1.8	-	-	-	-	-	-
New Zealand	-	-	-	-	-	-	-	-	-
Other overseas	2,560	100	3.9	-	-	-	-	-	-
Total interest earning assets and interest income	819,456	22,278	2.7	821,718	27,047	3.3	798,924	33,222	4.2
Non-interest earning assets
Derivative financial instruments	20,305			31,334			25,959
Life insurance assets	226			4,614			9,610
Assets held for sale	4,590			-			-
All other assets[2]	61,478			62,414			60,231
Total non-interest earning assets	86,599			98,362			95,800
Total assets	906,055			920,080			894,724

1.

Loans and other receivables are net of Stage 3 provision for ECL, where interest income is determined based on their carrying value. Stages 1 and 2 provisions for ECL are not included in the average interest earning assets balance, as interest income is determined based on the gross value of loans and other receivables.

2.	Includes property and equipment, intangible assets, deferred tax assets, non-interest earning loans relating to mortgage offset accounts and all other non-interest earning assets.

Note 9. Average balance sheet and interest rates (continued)

	2021			2020			2019
	Average	Interest	Average	Average	Interest	Average	Average	Interest	Average
	balance	expense	rate	balance	expense	rate	balance	expense	rate
Consolidated	$m	$m	%	$m	$m	%	$m	$m	%
Liabilities
Interest bearing liabilities
Collateral received:
Australia	1,914	2	0.1	2,586	11	0.4	2,039	41	2.0
New Zealand	307	-	-	596	3	0.5	390	8	2.1
Other overseas	3,965	2	0.1	4,399	12	0.3	1,188	8	0.7
Repurchase agreements[1]
Australia	32,600	54	0.2	16,120	73	0.5	11,266	172	1.5
New Zealand	986	2	0.2	380	1	0.3	268	5	1.9
Other overseas	-	-	-	-	-	-	20	1	5.0
Deposits and other borrowings:
Australia	457,675	1,400	0.3	435,877	3,745	0.9	425,799	7,023	1.6
New Zealand	60,066	418	0.7	57,096	882	1.5	54,720	1,235	2.3
Other overseas	13,610	50	0.4	25,660	427	1.7	26,270	687	2.6
Loan capital:
Australia	24,573	754	3.1	19,554	663	3.4	15,080	632	4.2
New Zealand	1,653	85	5.1	1,833	94	5.1	1,777	91	5.1
Other overseas	368	10	2.7	1,324	43	3.2	1,324	53	4.0
Other interest bearing liabilities[1,2]:
Australia	121,338	2,234	1.8	160,830	3,776	2.3	177,470	5,765	3.2
New Zealand	15,836	368	2.3	18,130	557	3.1	15,397	570	3.7
Other overseas	110	29	26.4	1,256	64	5.1	1,274	24	1.9
Liabilities held for sale:
Australia	-	-	-	-	-	-	-	-	-
New Zealand	-	-	-	-	-	-	-	-	-
Other overseas	1,335	12	0.9	-	-	-	-	-	-
Total interest bearing liabilities and interest expense	736,336	5,420	0.7	745,641	10,351	1.4	734,282	16,315	2.2
Non-interest bearing liabilities
Deposits and other borrowings:
Australia	49,592			45,231			42,455
New Zealand	12,426			8,760			5,996
Other overseas	7			901			819
Derivative financial instruments	20,612			33,249			26,568
Life insurance liabilities	253			2,999			7,653
Liabilities held for sale	2,728			-			-
All other liabilities[3]	13,202			15,233			13,187
Total non-interest bearing liabilities	98,820			106,373			96,678
Total liabilities	835,156			852,014			830,960
Shareholders’ equity	70,849			68,014			63,714
NCI	50			52			50
Total equity	70,899			68,066			63,764
Total liabilities and equity	906,055			920,080			894,724

Net interest income may vary from year to year due to changes in the volume of, and interest rates associated with, interest earning assets and interest bearing liabilities. The following table allocates the change in net interest income between changes in volume and interest rate for those assets and liabilities.

1.	Repurchase agreements, previously included in Other interest bearing liabilities, have been separately disclosed. Comparatives have been restated.
2.	Includes net impact of Treasury balance sheet management activities and the Bank levy.
3.	Includes other financial liabilities, provisions, current and deferred tax liabilities and all other non-interest bearing liabilities.

Note 9. Average balance sheet and interest rates (continued)

Calculation of variances

●	Volume changes are determined based on the movements in average asset and liability balances; and
●	interest rate changes are determined based on the change in interest rate associated with those assets and liabilities. Variances that arise due to a combination of volume and interest rate changes are allocated to interest rate changes.

	2021			2020
Consolidated	Change due to			Change due to
$m	Volume	Rate	Total	Volume	Rate	Total
Interest earning assets
Collateral paid:
Australia	(11)	(38)	(49)	93	(189)	(96)
New Zealand	-	(3)	(3)	-	(4)	(4)
Other overseas	(6)	(1)	(7)	(5)	(21)	(26)
Trading securities and financial assets measured at FVIS:
Australia	(34)	(67)	(101)	(9)	(242)	(251)
New Zealand	(9)	(10)	(19)	19	(57)	(38)
Other overseas	(28)	(19)	(47)	2	(16)	(14)
Investment securities:
Australia	202	(445)	(243)	433	(777)	(344)
New Zealand	14	(36)	(22)	2	(36)	(34)
Other overseas	(20)	(36)	(56)	(7)	(13)	(20)
Loans and other receivables:
Australia	(469)	(2,987)	(3,456)	(167)	(4,449)	(4,616)
New Zealand	151	(641)	(490)	274	(687)	(413)
Other overseas	(241)	(163)	(404)	26	(345)	(319)
Assets held for sale:
Australia	14	14	28	-	-	-
Other overseas	62	38	100	-	-	-
Total change in interest income	(375)	(4,394)	(4,769)	661	(6,836)	(6,175)
Interest bearing liabilities
Collateral received:
Australia	(3)	(6)	(9)	11	(41)	(30)
New Zealand	(1)	(2)	(3)	4	(9)	(5)
Other overseas	(1)	(9)	(10)	22	(18)	4
Repurchase agreements[1]
Australia	87	(106)	(19)	83	(182)	(99)
New Zealand	2	(1)	1	2	(6)	(4)
Other overseas	-	-	-	(1)	-	(1)
Deposits and other borrowings:
Australia	270	(2,615)	(2,345)	167	(3,445)	(3,278)
New Zealand	45	(509)	(464)	54	(407)	(353)
Other overseas	(179)	(198)	(377)	(16)	(244)	(260)
Loan capital:
Australia	176	(85)	91	188	(157)	31
New Zealand	(9)	-	(9)	3	-	3
Other overseas	(31)	(2)	(33)	-	(10)	(10)
Other interest bearing liabilities:
Australia	(716)	(826)	(1,542)	(455)	(1,534)	(1,989)
New Zealand	(28)	(161)	(189)	103	(116)	(13)
Other overseas	(20)	(15)	(35)	-	40	40
Liabilities held for sale:
Other overseas	2	10	12	-	-	-
Total change in interest expense	(406)	(4,525)	(4,931)	165	(6,129)	(5,964)
Change in net interest income:
Australia	(112)	115	3	356	(298)	58
New Zealand	147	(17)	130	129	(246)	(117)
Other overseas	(4)	33	29	11	(163)	(152)
Total change in net interest income	31	131	162	496	(707)	(211)

1.	Repurchase agreements, previously included in Other interest bearing liabilities, have been separately disclosed. Comparatives have been restated.